Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Less accumulated depreciation	$ (156,200)		$ (10,215)
Property and Equipment, Net	7,345,982		66,336
Xing Group [Member]
Property and Equipment, Gross		$ 7,306,182	7,169,510	$ 6,637,965
Less accumulated depreciation		(3,350,129)	(3,134,634)	(2,805,212)
Property and Equipment, Net		3,956,053	4,034,876	3,832,753
Successor [Member]
Property and Equipment, Gross			76,551
Less accumulated depreciation			(10,215)
Property and Equipment, Net			66,336
Predecessor [Member]
Property and Equipment, Gross				101,994
Less accumulated depreciation				(36,541)
Property and Equipment, Net				65,453
Land and Building [Member]
Property and Equipment, Gross	6,270,000
Trucks and Coolers [Member]
Property and Equipment, Gross	630,000
Other Property And Equipment [Member]
Property and Equipment, Gross	$ 602,182		76,551
Building and Improvements [Member] | Xing Group [Member]
Property and Equipment, Gross		3,314,927	3,314,927	3,927,314
Equipment [Member] | Xing Group [Member]
Property and Equipment, Gross		1,447,118	1,447,118	1,291,497
Vehicles [Member] | Xing Group [Member]
Property and Equipment, Gross		1,298,602	1,274,629	1,022,161
Furniture And Office Equipment [Member] | Xing Group [Member]
Property and Equipment, Gross		1,020,090	907,391	783,935
Computer and Software [Member] | Xing Group [Member]
Property and Equipment, Gross		$ 225,445	$ 225,445	$ 225,445